Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Details) (USD $)	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 SouthGobi Resources Ltd. [Member]	Dec. 31, 2010 SouthGobi Resources Ltd. [Member]	Dec. 31, 2011 Ivanhoe Australia Limited [Member]	Dec. 31, 2010 Ivanhoe Australia Limited [Member]	May 31, 2010 Oyu Tolgoi LLC [Member]	Dec. 31, 2011 Oyu Tolgoi LLC [Member]		Dec. 31, 2010 Oyu Tolgoi LLC [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	$ 2,610,000		$ 952,000		$ 286,919,000	$ 2,478,000	$ 69,092,000	$ (1,526,000)		$ (353,401,000)	[1]
Noncontrolling interests' share of loss	(44,329,000)		(66,952,000)		16,411,000	(33,193,000)	(45,610,000)	(17,056,000)		(15,130,000)	[1]	(16,703,000)	[1]
Noncontrolling interests' share of other comprehensive (loss) income	(2,081,000)		21,168,000		(4,764,000)	11,868,000	1,751,000	7,918,000		932,000	[1]	1,382,000	[1]
Common share investments funded on behalf of noncontrolling interest	110,128,000	[2]								110,128,000	[1],[2]
Changes in noncontrolling interests arising from changes in ownership interests	(49,343,000)		47,442,000		(14,850,000)	305,766,000	75,635,000	79,756,000		(110,128,000)	[1]	(338,080,000)	[1]
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	16,985,000		2,610,000		283,716,000	286,919,000	100,868,000	69,092,000		(367,599,000)	[1]	(353,401,000)	[1]
Deficit noncontrolling interest balance associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit									338,100,000
Accumulated other comprehensive income adjustment	(2,300,000)		33,075,000	(14,578,000)					14,000,000
Additional paid-in capital adjustment	1,389,721,000		1,303,581,000						324,100,000
Noncontrolling interest percentage									34.00%
Common Share Investments effective annual rate										LIBOR plus 6.5%
Ownership percentage									66.00%
Unrecognized interest										$ 1,000,000

[1]	The Oyu Tolgoi Shareholders' Agreement, which was signed and approved on October 6, 2009, established the basis upon which the Mongolian Government would, in accordance with Mongolian law, through its wholly-state-owned company, Erdenes MGL LLC ("Erdenes"), obtain and hold an initial 34% equity interest in Oyu Tolgoi and provides for the respective rights and obligations of the shareholders of Oyu Tolgoi. On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi upon the receipt of fully registered shares of Oyu Tolgoi. In accordance with the ASC guidance for consolidation accounting, the Company continued to consolidate its remaining 66% interest in Oyu Tolgoi. No value was assigned to the consideration received by the Company as the fair value of neither the consideration received nor the asset relinquished was determinable within reasonable limits. Accordingly, on May 31, 2010, the Company recognized a deficit noncontrolling interest balance of $338.1 million associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit. Accumulated other comprehensive income and additional paid-in capital were adjusted by $14.0 million and $324.1 million, respectively.
[2]	During 2011, a subsidiary of the Company funded common share investments in Oyu Tolgoi on behalf of Erdenes. In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to a subsidiary of the Company via a pledge over Erdenes' share of future Oyu Tolgoi dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to a subsidiary of the Company. Common share investments in Oyu Tolgoi funded by a subsidiary of the Company on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2011, the cumulative amounts of such funding and associated unrecognized interest were $110.1 million (December 31, 2010—$nil) and $1.0 million (December 31, 2010—$nil) respectively.